Commitments and Contingencies Commitments and Contingencies - MEC - Commitments Table (Details) - MidAmerican Energy Company [Member] $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) number_of_projects	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Contractual Obligation [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 17
Operating Leases, Future Minimum Payments, Due in Two Years	17
Operating Leases, Future Minimum Payments, Due in Three Years	17
Operating Leases, Future Minimum Payments, Due in Four Years	16
Operating Leases, Future Minimum Payments, Due in Five Years	15
Operating Leases, Future Minimum Payments, Due Thereafter	516
Operating Leases, Future Minimum Payments Due	598
Contractual Obligation, Due in Next Fiscal Year	933
Contractual Obligation, Due in Second Year	298
Contractual Obligation, Due in Third Year	202
Contractual Obligation, Due in Fourth Year	139
Contractual Obligation, Due in Fifth Year	108
Contractual Obligation, Due after Fifth Year	869
Contractual Obligation	$ 2,549
Number of Construction Projects | number_of_projects	4
Operating Leases, Rent Expense, Net	$ 4	$ 4	$ 6
Public Utilities, Inventory, Fuel [Member]
Contractual Obligation [Line Items]
Purchase Obligation, Due in Next Twelve Months	173
Purchase Obligation, Due in Second Year	113
Purchase Obligation, Due in Third Year	72
Purchase Obligation, Due in Fourth Year	29
Purchase Obligation, Due in Fifth Year	0
Purchase Obligation, Due after Fifth Year	0
Purchase Obligation	387
Electric Capacity and Transmission [Member]
Contractual Obligation [Line Items]
Purchase Obligation, Due in Next Twelve Months	30
Purchase Obligation, Due in Second Year	30
Purchase Obligation, Due in Third Year	11
Purchase Obligation, Due in Fourth Year	10
Purchase Obligation, Due in Fifth Year	10
Purchase Obligation, Due after Fifth Year	58
Purchase Obligation	149
Natural Gas Contracts For Resale [Member]
Contractual Obligation [Line Items]
Purchase Obligation, Due in Next Twelve Months	131
Purchase Obligation, Due in Second Year	69
Purchase Obligation, Due in Third Year	31
Purchase Obligation, Due in Fourth Year	11
Purchase Obligation, Due in Fifth Year	10
Purchase Obligation, Due after Fifth Year	30
Purchase Obligation	282
Capital Addition Purchase Commitments [Member]
Contractual Obligation [Line Items]
Purchase Obligation, Due in Next Twelve Months	535
Purchase Obligation, Due in Second Year	10
Purchase Obligation, Due in Third Year	0
Purchase Obligation, Due in Fourth Year	0
Purchase Obligation, Due in Fifth Year	0
Purchase Obligation, Due after Fifth Year	0
Purchase Obligation	545
Maintenance, service and other contracts [Member]
Contractual Obligation [Line Items]
Purchase Obligation, Due in Next Twelve Months	47
Purchase Obligation, Due in Second Year	59
Purchase Obligation, Due in Third Year	71
Purchase Obligation, Due in Fourth Year	73
Purchase Obligation, Due in Fifth Year	73
Purchase Obligation, Due after Fifth Year	265
Purchase Obligation	$ 588